Derivatives and hedge activities (Details 2) R$ in Thousands	5 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Initial recognition at August 3, 2022	R$ 28,274
Change in fair value	(25,387)
Balance at December 31, 2022	2,886
Public Warrants [Member]
IfrsStatementLineItems [Line Items]
Initial recognition at August 3, 2022	17,576
Change in fair value	(15,781)
Balance at December 31, 2022	1,795
Private Placement Warrants [Member]
IfrsStatementLineItems [Line Items]
Initial recognition at August 3, 2022	10,698
Change in fair value	(9,606)
Balance at December 31, 2022	R$ 1,092